Organization and Operations (Details) (USD $) In Billions, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended
	Feb. 18, 2014	Mar. 31, 2014 item facility property	Dec. 31, 2013 item property facility
Organization and Operations
Number of gaming and related facilities		22	21
Number of gaming and related facilities whose real property is included in the entity's portfolio		20	19
Number of properties under development		2	2
Number of states across which the portfolio of properties is diversified		13	13
Purging Distribution	$ 1.05
Penn
Organization and Operations
Number of publicly traded companies		2	2
Initial term of Master Lease		15 years	15 years
Number of lease renewal options of Master Lease		4	4
Term of Master Lease renewal options		5 years	5 years
Number of states across which the portfolio of properties is diversified			11